Revenue - Contract Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Revenue from Contract with Customer [Abstract]
Accounts receivable, net	$ 2,700	$ 1,032
Unbilled accounts receivable	1,224	475	$ 200
Deferred revenue	$ 4,903	$ 2,373